Deposits (Schedule Of Maturities Of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
2013		$ 172,507
2014		28,969
2015		42,312
2016		67,050
2017		18,317
Thereafter		28
Total	$ 327,673	$ 329,183	$ 374,279